Related Parties Transactions (Summary of Related Party Charges) (Details) (Phillips 66 [Member], Phillips 66 [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Phillips 66 [Member] | Phillips 66 [Member]
Related Party Transaction [Line Items]
General and administrative expenses	$ 16.4	[1]	$ 13.4	[1]	$ 10.1	[1]
Operating and maintenance expenses	24.2	[1]	22.4	[1]	20.2	[1]
Total	$ 40.6	[1]	$ 35.8	[1]	$ 30.3	[1]

[1]	Financial information has been retrospectively adjusted for the Gold Line/Medford Acquisition.